Fair value of Above / Below Market Acquired Time Charters (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Of Above Below Market Acquired Time Charters Tables Abstract
Estimated aggregate amortization expense of the above market acquired time charters
Twelve month periods ending	Amount
December 31, 2020	$1,184
December 31, 2021	924
December 31, 2022	365
Total	$2,473